Loans and advances to customers - Transfers of allowance for impairment losses of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ (1,616,873)	$ (1,773,414)
Loans and advances - Customers
Financial assets
Financial assets	(751,053)	(698,276)
Loans and advances - Customers | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(1,865)
Transfer from Stage 1 to Stage 3	(2,794)
Transfer from Stage 2 to Stage 3	(1,924)
Transfer from Stage 2 to Stage 1	1,589
Transfer from Stage 3 to Stage 2	111
Transfer from Stage 3 to Stage 1	79
Contracts remaining at the same stage	(11,168)
Written-off financial assets	(26,477)	(21,590)	$ (21,154)
Originated financial assets	2,741
Foreign exchange and other movements	(137)
Financial assets	21,035	25,551	$ 21,970	$ 21,516
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	346
Transfer from Stage 1 to Stage 3	183
Transfer from Stage 2 to Stage 1	(387)
Transfer from Stage 3 to Stage 1	(34)
Contracts remaining at the same stage	1,986
Originated financial assets	2,741
Foreign exchange and other movements	185
Financial assets	5,771	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(2,211)
Transfer from Stage 2 to Stage 3	712
Transfer from Stage 2 to Stage 1	1,976
Transfer from Stage 3 to Stage 2	(332)
Contracts remaining at the same stage	4,767
Foreign exchange and other movements	(72)
Financial assets	5,149	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 3	(2,977)
Transfer from Stage 2 to Stage 3	(2,636)
Transfer from Stage 3 to Stage 2	443
Transfer from Stage 3 to Stage 1	113
Contracts remaining at the same stage	(17,921)
Written-off financial assets	(26,477)
Foreign exchange and other movements	(250)
Financial assets	$ 10,115	$ 10,434